Financial Risk Review - Schedule of Demonstrates the Estimated Sensitivity (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	$ (28,009)	$ 28,843
10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	(65,924)	(6,440)
10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	(43,872)	(34,784)
-10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	28,009	(28,843)
-10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	65,924	6,440
-10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	$ 43,872	$ 34,784